Bank Loans and issuance of Debt Securities - Summary of Maturity of Long Term Debt Payable (Detail) $ in Thousands	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 13,252,258
Not later than 1 year [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	141,412
Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	68,568
Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	2,239,743
Later than three years and not later than four years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	5,276,684
Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 5,525,851